LONG-TERM PREPAYMENTS	6 Months Ended
Mar. 31, 2026
Long-term Prepayments
LONG-TERM PREPAYMENTS

Note 10 - LONG-TERM PREPAYMENTS

Long-term prepayments consist of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Prepayment for purchase of property	$3,004,769	$-
Total long-term prepayments	$3,004,769	$-

Prepayment for purchase of property represents the prepayment made for the acquisition of a real estate asset located in the Hainan Free Trade Port. The Company obtained the property ownership certificate on May 22, 2026.